Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8—Commitments and Contingencies

On February 1, 2017, Opexa entered into an Assignment and Assumption of Lease with KBI Biopharma, Inc. (KBI), pursuant to which Opexa assigned to KBI, and KBI assumed from Opexa, all of Opexa’s remaining rights and obligations under the lease for Opexa’s 10,200 square foot corporate headquarters facility located in The Woodlands, Texas. The facility was originally leased by Opexa from Dirk D. Laukien, as landlord, pursuant to a lease dated August 19, 2005 as amended by that certain First Amendment to Lease Agreement dated May 11, 2015. In light of Opexa’s continuing evaluation of its strategic alternatives following the release of the data from the Abili-T clinical study, management deemed it advisable to reduce the office, R&D and manufacturing space and corresponding rent obligations. The lease had a remaining term through September 2020 and current monthly base rental payments of $16,666.67 with payment escalations to $17,500 over the remaining term. In connection with the lease assignment, Opexa also sold certain furniture, fixtures and equipment (including laboratory and manufacturing equipment) as well as its laboratory supplies located at its corporate headquarters to KBI for cash consideration in the amount of $50,000.

Note 8—Commitments and Contingencies

In October 2005, Opexa entered into a ten-year lease for its office and research facilities. The facility including the property was leased for a term of ten years with two options for an additional five years each at the then prevailing market rate. In May 2015, Opexa exercised the option for an additional five year lease. Rent expense in the consolidated statements of operations for the years ended December 31, 2016 and 2015 was approximately $203,000 and $153,000 respectively.

As of December 31, 2016, the future minimum lease payments were:

Year	Amount
2017	200,000
2018	201,250
2019	206,250
2020	157,500

Total future minimum lease payments	$765,000

Subsequent to December 31, 2016, Opexa entered into an Assignment and Assumption of Lease with KBI Biopharma, Inc. on February 1, 2017, pursuant to which Opexa assigned to KBI, and KBI assumed from Opexa, all of Opexa’s remaining rights and obligations under the lease for Opexa’s office and research facilities. See Note 13.